Other Financial Assets And Liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and liabilities [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ (54,337)	$ (24,908)	$ 11,270
Cash flow hedges [member]
Disclosure of financial assets and liabilities [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ (39,678)